Condensed consolidating guarantor financial information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		$ 10,524	$ 10,646	$ 11,178
Cost of sales	[1]	(8,202)	(8,259)	(8,978)
Gross profit		2,322	2,387	2,200
Net other income (expenses)		(78)	(72)	53
Selling, marketing and distribution expenses	[1]	(277)	(315)	(262)
General and administration expenses	[1]	(745)	(855)	(745)
Profit from operating activities		1,222	1,145	1,246
Financial income		49	169	22
Financial expenses		(750)	(1,042)	(1,562)
Net financial expenses		(701)	(873)	(1,540)
Profit (loss) from continuing operations before income tax		521	272	(294)
Income tax (expense) benefit		(81)	(105)	(60)
Profit (loss) from continuing operations		440	167	(354)
Profit (loss) from discontinued operations, net of income tax		(1)	(6)	2,672
Profit (loss) for the year		439	161	2,318
Total other comprehensive income (loss), net of income tax		257	8	(391)
Total comprehensive income (loss)		696	169	1,927
Equity holder of the Group - continuing operations		438	165	(356)
Equity holder of the Group - discontinued operations		(1)	(6)	2,672
Non-controlling interests		2	2	2
Equity holder of the Group - continuing operations		695	173	(326)
Equity holder of the Group - discontinued operations		(1)	(6)	2,251
Non-controlling interests		2	2	2
Parent [member]
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		0	0	0
Cost of sales		0	0	0
Gross profit		0	0	0
Net other income (expenses)		425	151	(358)
Selling, marketing and distribution expenses		0	0	0
General and administration expenses		0	0	0
Profit from operating activities		425	151	(358)
Financial income		17	17	19
Financial expenses		(2)	0	(15)
Net financial expenses		15	17	4
Profit (loss) from continuing operations before income tax		440	168	(354)
Income tax (expense) benefit		(2)	(3)	(2)
Profit (loss) from continuing operations		438	165	(356)
Profit (loss) from discontinued operations, net of income tax		(1)	(6)	2,672
Profit (loss) for the year		437	159	2,316
Total other comprehensive income (loss), net of income tax		257	8	(391)
Total comprehensive income (loss)		694	167	1,925
Equity holder of the Group - continuing operations		438	165	(356)
Equity holder of the Group - discontinued operations		(1)	(6)	2,672
Non-controlling interests		0	0	0
Equity holder of the Group - continuing operations		695	173	(326)
Equity holder of the Group - discontinued operations		(1)	(6)	2,251
Non-controlling interests		0	0	0
Reynolds Notes Issuers [member]
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		0	0	0
Cost of sales		0	0	0
Gross profit		0	0	0
Net other income (expenses)		0	0	0
Selling, marketing and distribution expenses		0	0	0
General and administration expenses		0	0	0
Profit from operating activities		0	0	0
Financial income		567	813	1,074
Financial expenses		(423)	(724)	(1,238)
Net financial expenses		144	89	(164)
Profit (loss) from continuing operations before income tax		144	89	(164)
Income tax (expense) benefit		(22)	(33)	43
Profit (loss) from continuing operations		122	56	(121)
Profit (loss) from discontinued operations, net of income tax		0	0	0
Profit (loss) for the year		122	56	(121)
Total other comprehensive income (loss), net of income tax		0	0	0
Total comprehensive income (loss)		122	56	(121)
Equity holder of the Group - continuing operations		122	56	(121)
Equity holder of the Group - discontinued operations		0	0	0
Non-controlling interests		0	0	0
Equity holder of the Group - continuing operations		122	56	(121)
Equity holder of the Group - discontinued operations		0	0	0
Non-controlling interests		0	0	0
Other Guarantor Entities [member]
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		9,368	9,386	9,795
Cost of sales		(7,259)	(7,224)	(7,825)
Gross profit		2,109	2,162	1,970
Net other income (expenses)		176	130	110
Selling, marketing and distribution expenses		(247)	(281)	(228)
General and administration expenses		(681)	(779)	(668)
Profit from operating activities		1,357	1,232	1,184
Financial income		26	29	18
Financial expenses		(904)	(1,041)	(1,433)
Net financial expenses		(878)	(1,012)	(1,415)
Profit (loss) from continuing operations before income tax		479	220	(231)
Income tax (expense) benefit		(34)	(43)	(68)
Profit (loss) from continuing operations		445	177	(299)
Profit (loss) from discontinued operations, net of income tax		(1)	1	2,678
Profit (loss) for the year		444	178	2,379
Total other comprehensive income (loss), net of income tax		253	4	(369)
Total comprehensive income (loss)		697	182	2,010
Equity holder of the Group - continuing operations		445	177	(299)
Equity holder of the Group - discontinued operations		(1)	1	2,678
Non-controlling interests		0	0	0
Equity holder of the Group - continuing operations		698	181	(247)
Equity holder of the Group - discontinued operations		(1)	1	2,257
Non-controlling interests		0	0	0
Non-guarantor Entities [member]
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		1,352	1,446	1,594
Cost of sales		(1,139)	(1,221)	(1,364)
Gross profit		213	225	230
Net other income (expenses)		(69)	(64)	(15)
Selling, marketing and distribution expenses		(30)	(34)	(34)
General and administration expenses		(64)	(76)	(77)
Profit from operating activities		50	51	104
Financial income		65	58	72
Financial expenses		(47)	(25)	(37)
Net financial expenses		18	33	35
Profit (loss) from continuing operations before income tax		68	84	139
Income tax (expense) benefit		(23)	(26)	(33)
Profit (loss) from continuing operations		45	58	106
Profit (loss) from discontinued operations, net of income tax		0	0	4
Profit (loss) for the year		45	58	110
Total other comprehensive income (loss), net of income tax		92	(85)	(125)
Total comprehensive income (loss)		137	(27)	(15)
Equity holder of the Group - continuing operations		43	56	104
Equity holder of the Group - discontinued operations		0	0	4
Non-controlling interests		2	2	2
Equity holder of the Group - continuing operations		135	(29)	(13)
Equity holder of the Group - discontinued operations		0	0	(4)
Non-controlling interests		2	2	2
Elimination of intersegment amounts [member]
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		(196)	(186)	(211)
Cost of sales		196	186	211
Gross profit		0	0	0
Net other income (expenses)		(610)	(289)	316
Selling, marketing and distribution expenses		0	0	0
General and administration expenses		0	0	0
Profit from operating activities		(610)	(289)	316
Financial income		(626)	(748)	(1,161)
Financial expenses		626	748	1,161
Net financial expenses		0	0	0
Profit (loss) from continuing operations before income tax		(610)	(289)	316
Income tax (expense) benefit		0	0	0
Profit (loss) from continuing operations		(610)	(289)	316
Profit (loss) from discontinued operations, net of income tax		1	(1)	(2,682)
Profit (loss) for the year		(609)	(290)	(2,366)
Total other comprehensive income (loss), net of income tax		(345)	81	494
Total comprehensive income (loss)		(954)	(209)	(1,872)
Equity holder of the Group - continuing operations		(610)	(289)	316
Equity holder of the Group - discontinued operations		1	(1)	(2,682)
Non-controlling interests		0	0	0
Equity holder of the Group - continuing operations		(955)	(208)	381
Equity holder of the Group - discontinued operations		1	(1)	(2,253)
Non-controlling interests		$ 0	$ 0	$ 0

[1]	For information on expenses by nature, refer to notes 8, 9, 12, 13, 14, 17 and 23.